Employees - Pensions and similar obligations - Balance sheet (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employees
Total assets for plans in surplus	€ 78
Total liability for plans in deficit and unfunded plans	(76)	€ (98)
Net position	2	(98)
Germany
Employees
Total assets for plans in surplus	77
Total liability for plans in deficit and unfunded plans	(1)	(6)
Net position	76	(6)
Other
Employees
Total assets for plans in surplus	1
Total liability for plans in deficit and unfunded plans	(75)	(92)
Net position	(74)	(92)
Present value of DBO
Employees
Net position	(435)	(820)	€ (822)
Present value of DBO | Germany
Employees
Net position	(347)	(717)	(722)
Present value of DBO | Other
Employees
Net position	(88)	(103)	(100)
Fair value of plan assets
Employees
Net position	438	725	655
Fair value of plan assets | Germany
Employees
Net position	423	711	646
Fair value of plan assets | Other
Employees
Net position	15	14	9
Asset ceiling
Employees
Net position	(1)	(3)	€ (2)
Asset ceiling | Other
Employees
Net position	(1)	(3)
Funded schemes | Present value of DBO
Employees
Net position	(360)	(728)
Funded schemes | Present value of DBO | Germany
Employees
Net position	(346)	(716)
Funded schemes | Present value of DBO | Other
Employees
Net position	(14)	(12)
Unfunded schemes | Present value of DBO
Employees
Net position	(75)	(92)
Unfunded schemes | Present value of DBO | Germany
Employees
Net position	(1)	(1)
Unfunded schemes | Present value of DBO | Other
Employees
Net position	€ (74)	€ (91)